                            JPMORGAN TAX FREE FUNDS

                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                    JPMORGAN NEW JERSEY TAX FREE INCOME FUND
              JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                               ALL SHARE CLASSES
                        SUPPLEMENT DATED AUGUST 20, 2002
                  TO THE PROSPECTUSES DATED DECEMBER 20, 2001

NEW JERSEY TAX FREE INCOME FUND AND INTERMEDIATE TAX FREE INCOME FUND

    The returns for the Lehman Competitive Intermediate (1-17 Maturities) Index in the Average Annual Total Returns tables under the heading The Fund's Past Performance should be deleted in their entirety and replaced by the following:

                        PAST 1     PAST 5    PAST 10
                         YEAR      YEARS      YEARS
LEHMAN COMPETITIVE
  INTERMEDIATE           9.45       5.56         --
(1-17 MATURITIES)
  INDEX (NO EXPENSES)

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

    The returns for the Lehman NY Competitive Intermediate (1-17 Maturities) Index in the Average Annual Total Returns table under the heading The Fund's Past Performance should be deleted in their entirety and replaced by the following:

                        PAST 1     PAST 5    PAST 10
                         YEAR      YEARS      YEARS
LEHMAN NY COMPETITIVE
  INTERMEDIATE           9.66       5.89         --
(1-17 MATURITIES)
  INDEX (NO EXPENSES)

                                                                  SUP-TAXFPR-802